Financial instruments - additional disclosures - Schedule of fair value of assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	$ 652	$ 517
Financial assets at fair value	4,674	3,893
Financial liabilities at fair value	(6,009)	(6,046)
Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value	(100)	(100)
Recurring fair value measurement | Contingent consideration liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value	(96)	(90)
Recurring fair value measurement | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value	(4)	(10)
Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value	0	0
Level 1 | Recurring fair value measurement | Contingent consideration liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value	0	0
Level 1 | Recurring fair value measurement | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value	0	0
Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value	(4)	(10)
Level 2 | Recurring fair value measurement | Contingent consideration liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value	0	0
Level 2 | Recurring fair value measurement | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value	(4)	(10)
Level 3 | Contingent consideration liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value	(96)	(90)	$ (98)
Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value	(96)	(90)
Level 3 | Recurring fair value measurement | Contingent consideration liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value	(96)	(90)
Level 3 | Recurring fair value measurement | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities at fair value	0	0
Investments, derivative financial instruments and deferred compensation assets | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	463	311
Current financial assets at fair value	445	93
Financial assets at fair value	908	404
Investments, derivative financial instruments and deferred compensation assets | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	261	163
Current financial assets at fair value	432	84
Financial assets at fair value	693	247
Investments, derivative financial instruments and deferred compensation assets | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0	0
Current financial assets at fair value	12	2
Financial assets at fair value	12	2
Investments, derivative financial instruments and deferred compensation assets | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	202	148
Current financial assets at fair value	1	7
Financial assets at fair value	203	155
Deferred compensation assets | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	180	163
Deferred compensation assets | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	180	163
Deferred compensation assets | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0	0
Deferred compensation assets | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0	0
Money market funds | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets at fair value	432	84
Money market funds | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets at fair value	432	84
Money market funds | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets at fair value	0	0
Money market funds | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets at fair value	0	0
Derivative financial instruments | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets at fair value	12	2
Derivative financial instruments | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets at fair value	0	0
Derivative financial instruments | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets at fair value	12	2
Derivative financial instruments | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets at fair value	0	0
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value	282	147
Financial assets - measured at fair value through other comprehensive income ("FVOCI") | Long-term financial investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value	282	147
Financial assets - measured at fair value through other comprehensive income ("FVOCI") | Long-term financial investments | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	282	147
Financial assets - measured at fair value through other comprehensive income ("FVOCI") | Long-term financial investments | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	81	0
Financial assets - measured at fair value through other comprehensive income ("FVOCI") | Long-term financial investments | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0	0
Financial assets - measured at fair value through other comprehensive income ("FVOCI") | Long-term financial investments | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	201	147
Measured at FVPL
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value	194	173
Measured at FVPL | Long-term financial investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value	1	1
Measured at FVPL | Long-term financial investments | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	1	1
Measured at FVPL | Long-term financial investments | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0	0
Measured at FVPL | Long-term financial investments | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0	0
Measured at FVPL | Long-term financial investments | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	1	1
Measured at FVPL | Deferred compensation assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value	180	163
Measured at FVPL | Current portion of long-term financial investments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value	1	7
Measured at FVPL | Current portion of long-term financial investments | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets at fair value	1	7
Measured at FVPL | Current portion of long-term financial investments | Level 1 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets at fair value	0	0
Measured at FVPL | Current portion of long-term financial investments | Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets at fair value	0	0
Measured at FVPL | Current portion of long-term financial investments | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets at fair value	1	7
Measured at FVPL | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets at fair value	$ 12	$ 2